Investments In Affiliated Companies, Partnership And Other Companies (Balance Sheet Information) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
Current assets	$ 312,585	$ 261,182
Non-current assets	91,958	112,739
Total assets	404,543	373,921
Current liabilities	142,662	128,842
Non-current liabilities	15,049	36,942
Shareholders' equity	246,832	208,137
Total liabilities	$ 404,543	$ 373,921